Provision for Income Taxes - Schedule of Deferred Tax Assets (Details) (10-K) - USD ($)	Mar. 31, 2021	Jun. 30, 2020	Mar. 31, 2020	Jun. 30, 2019
Income Tax Disclosure [Abstract]
Net-operationg loss carryforward	$ 3,204,726	$ 2,811,156	$ 2,552,860	$ 1,917,702
Stock-based compensation		348,013		241,360
Total Deferred Tax Assets	3,741,591	3,159,169	2,887,106	2,159,062
Valuation allowance	(3,741,591)	(3,159,169)	(2,887,106)	(2,159,062)
Deferred Tax Asset, Net